Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2026
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income
Interest and other income

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
1,048	535	326	Interest and other income/(expenses)	1,583	628
			Of which:
315	372	559	Interest income	686	1,040
25	—	44	Dividend income (from investments in equity securities)	25	45
642	64	128	Net gains/(losses) on sales and revaluation of non-current assets and businesses	706	1
(54)	30	(447)	Net foreign exchange gains/(losses) on financing activities	(24)	(584)
120	70	42	Other	189	127

Depreciation, depletion and amortisation
Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
6,183	5,743	6,670	Depreciation, depletion and amortisation	11,926	12,111
			Of which:
5,559	5,738	5,463	Depreciation	11,297	10,593
629	84	1,238	Impairments	713	1,549
(6)	(79)	(31)	Impairment reversals	(85)	(32)

Taxation charge/ credit
Taxation charge/credit

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
4,949	3,570	2,332	Taxation charge/(credit)	8,519	6,415
			Of which:
4,774	3,407	2,277	Income tax excluding Pillar Two income tax	8,180	6,301
175	163	55	Income tax related to Pillar Two income tax	338	113

Currency translation differences
Currency translation differences

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
(314)	(820)	4,127	Currency translation differences	(1,134)	5,837
			Of which:
(375)	(767)	4,117	Recognised in Other comprehensive income	(1,142)	5,736
61	(53)	9	(Gain)/loss reclassified to profit or loss	8	101

Joint ventures and associates	Joint ventures and associates

$ million	June 30, 2026	December 31, 2025
Joint ventures and associates	27,997	27,775

Assets classified as held for sale	Assets classified as held for sale

$ million	June 30, 2026	December 31, 2025
Assets classified as held for sale	2,395	1,030
Liabilities directly associated with assets classified as held for sale	821	820

Other investing cash flows

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
(689)	(343)	(420)	Other investing cash outflows	(1,032)	(1,814)

Cash flows from operating activities - Other	Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
546	1,433	684	Cash flow from operating activities - Other	1,979	1,254